Derivative Financial Instruments - Details of quantitative disclosure of debt cash flow's maturities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
2019 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	$ 158,360,378	$ 25,130,842
2019 [member] | Fixed rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	53,962,520	53,465,817
2019 [member] | Fixed rate (UDIs) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	19,386,459
2019 [member] | Fixed rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	21,466,509	1,043
2019 [member] | Fixed rate (Swiss Francs)) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	5,991,035	4,565,075
2019 [member] | Fixed rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	100,806,523	58,031,935
2019 [member] | Variable rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	23,231,281	58,364,536
2019 [member] | Variable rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	34,322,574	8,734,371
2019 [member] | Variable rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	57,553,855	67,098,907
2020 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	189,948,780	159,403,398
2020 [member] | Fixed rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	40,098,959	59,498,256
2020 [member] | Fixed rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	10,017,084
2020 [member] | Fixed rate (UDIs) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	4,999,710	18,477,076
2020 [member] | Fixed rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	29,215,492	32,042,196
2020 [member] | Fixed rate (Swiss Francs)) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	11,966,770	6,088,686
2020 [member] | Fixed rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	96,298,015	116,106,214
2020 [member] | Variable rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	63,823,350	15,302,101
2020 [member] | Variable rate (Japanese yen) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	11,475,200
2020 [member] | Variable rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	18,352,215	27,995,083
2020 [member] | Variable rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	93,650,765	43,297,184
2021 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	184,328,927	209,915,748
2021 [member] | Fixed rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	94,686,304	60,290,621
2021 [member] | Fixed rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	20,257,747	10,033,017
2021 [member] | Fixed rate (UDIs) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	4,066,182	4,764,175
2021 [member] | Fixed rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	39,343,306	30,801,894
2021 [member] | Fixed rate (Swiss Francs)) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	3,001,116	12,149,953
2021 [member] | Fixed rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	161,354,655	118,039,660
2021 [member] | Variable rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	14,517,807	62,289,546
2021 [member] | Variable rate (Japanese yen) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt		11,244,800
2021 [member] | Variable rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	8,456,465	18,341,742
2021 [member] | Variable rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	22,974,272	91,876,088
2022 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	171,607,562	185,307,669
2022 [member] | Fixed rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	83,674,076	95,232,448
2022 [member] | Fixed rate (Pounds) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	8,763,410
2022 [member] | Fixed rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	1,999,192	20,376,655
2022 [member] | Fixed rate (UDIs) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt		3,874,313
2022 [member] | Fixed rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	35,884,701	41,508,857
2022 [member] | Fixed rate (Swiss Francs)) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt		3,046,567
2022 [member] | Fixed rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	130,321,379	164,038,840
2022 [member] | Variable rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	32,878,778	12,809,666
2022 [member] | Variable rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	8,407,405	8,459,163
2022 [member] | Variable rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	41,286,183	21,268,829
2023 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	168,577,398	158,761,145
2023 [member] | Fixed rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	91,790,092	84,076,050
2023 [member] | Fixed rate (Japanese yen) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	5,379,000
2023 [member] | Fixed rate (Pounds) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt		9,345,839
2023 [member] | Fixed rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt		1,999,098
2023 [member] | Fixed rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	31,437,421	23,655,950
2023 [member] | Fixed rate (Swiss Francs)) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	7,264,850
2023 [member] | Fixed rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	135,871,363	119,076,937
2023 [member] | Variable rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	11,136,784	31,289,725
2023 [member] | Variable rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	14,601,014
2023 [member] | Variable rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	6,968,237	8,394,483
2023 [member] | Variable rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	32,706,035	39,684,208
2024 thereafter [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	1,176,027,565	1,167,277,644
2024 thereafter [member] | Fixed rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	827,719,134	808,836,547
2024 thereafter [member] | Fixed rate (Japanese yen) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	14,317,126	19,296,607
2024 thereafter [member] | Fixed rate (Pounds) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	11,205,575	11,952,816
2024 thereafter [member] | Fixed rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	88,324,131	88,349,072
2024 thereafter [member] | Fixed rate (UDIs) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	31,275,418	30,081,647
2024 thereafter [member] | Fixed rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	173,348,554	171,255,634
2024 thereafter [member] | Fixed rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	1,146,189,938	1,129,772,323
2024 thereafter [member] | Variable rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	17,616,801	18,379,557
2024 thereafter [member] | Variable rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	12,220,826	19,125,764
2024 thereafter [member] | Variable rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	29,837,627	37,505,321
Net Carrying Amount [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	2,048,850,610	2,005,796,446
Net Carrying Amount [member] | Fixed rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	$ 1,191,931,085	$ 1,161,399,739
Average interest rate (%)	5.8927%	5.7747%
Net Carrying Amount [member] | Fixed rate (Japanese yen) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	$ 19,696,126	$ 19,296,607
Average interest rate (%)	1.3484%	1.3485%
Net Carrying Amount [member] | Fixed rate (Pounds) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	$ 19,968,985	$ 21,298,655
Average interest rate (%)	5.7248%	5.7246%
Net Carrying Amount [member] | Fixed rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	$ 120,598,154	$ 120,757,842
Average interest rate (%)	7.4872%	7.4876%
Net Carrying Amount [member] | Fixed rate (UDIs) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	$ 59,727,769	$ 57,197,211
Average interest rate (%)	2.7362%	2.7458%
Net Carrying Amount [member] | Fixed rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	$ 330,695,983	$ 299,265,574
Average interest rate (%)	3.7123%	3.6736%
Net Carrying Amount [member] | Fixed rate (Swiss Francs)) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	$ 28,223,771	$ 25,850,281
Average interest rate (%)	1.8697%	1.8387%
Net Carrying Amount [member] | Fixed rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	$ 1,770,841,873	$ 1,705,065,909
Net Carrying Amount [member] | Variable rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	163,204,801	198,435,131
Net Carrying Amount [member] | Variable rate (Japanese yen) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	11,475,200	11,244,800
Net Carrying Amount [member] | Variable rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	14,601,014
Net Carrying Amount [member] | Variable rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	88,727,722	91,050,606
Net Carrying Amount [member] | Variable rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	278,008,737	300,730,537
Fair value [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	1,913,377,218	2,153,383,220
Fair value [member] | Fixed rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	1,084,252,622	1,213,404,769
Fair value [member] | Fixed rate (Japanese yen) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	16,603,524	18,040,398
Fair value [member] | Fixed rate (Pounds) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	20,257,139	24,381,394
Fair value [member] | Fixed rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	101,639,764	171,683,692
Fair value [member] | Fixed rate (UDIs) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	51,079,974	56,536,905
Fair value [member] | Fixed rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	325,772,611	330,573,998
Fair value [member] | Fixed rate (Swiss Francs)) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	27,916,889	26,957,785
Fair value [member] | Fixed rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	1,627,522,522	1,841,578,940
Fair value [member] | Variable rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	169,873,202	206,254,219
Fair value [member] | Variable rate (Japanese yen) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	11,264,120	11,361,079
Fair value [member] | Variable rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	16,093,157
Fair value [member] | Variable rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	88,624,217	94,188,981
Fair value [member] | Variable rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	$ 285,854,697	$ 311,804,280